Equity securities, at cost (Details)			12 Months Ended
	Apr. 08, 2021 EUR (€)	Apr. 08, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Apr. 08, 2021 USD ($)
Equity securities, at cost
Payment to acquire equity securities at cost	€ 440,000	$ 475,673
Ownership interest	15.00%					15.00%
Impairment loss on equity securities			$ 0
Equity securities, at cost	€ 440,000			€ 440,000	$ 516,851	$ 475,673